Risks and Concentration (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Risks and Concentration
Schedule of concentration of customers and suppliers

	As of December 31,	As of June 30,
	2022	2023
Customer A, a related party	92.1%	79.2%
Customer B, a related party	Less than 10.0%	10.5%

The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2022	2023
Customer C, a third party	48.9%	40.4%
Customer D, a third party	30.4%	29.7%
Customer E, a third party	Less than 10.0%	10.6%
Customer F, a third party	Less than 10.0%	12.6%

Customers contributing more than 10.0% of total revenues were as follows:

	Six Months Ended June 30,
	2022	2023
Customer A, a related party	73.6%	73.7%
Customer C, a third party	11.4%	Less than 10.0%

The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,	As of June 30,
	2022	2023
Supplier A, a third party	19.0%	18.5%
Supplier B, a third party	10.9%	Less than 10.0%
Supplier C, a third party	19.1%	17.6%

Suppliers contributing more than 10.0% of total purchases were as follows:

	Six Months Ended June 30,
	2022	2023
Supplier D, a third party	12.5%	Less than 10.0%
Supplier A, a third party	14.5%	23.3%
Supplier E, a related party	10.7%	Less than 10.0%
Supplier C, a third party	Less than 10.0%	13.3%

Accounts receivable - third parties, net
Risks and Concentration
Schedule of concentration of customers and suppliers

	As of December 31,
	2021	2022
Customer A, a third party	51.1%	48.9%
Customer B, a third party	11.0%	30.4%
Customer C, a third party	10.6%	Less than 10.0%

Total revenues
Risks and Concentration
Schedule of concentration of customers and suppliers

	Year Ended December 31,
	2020	2021	2022
Geely Group and its subsidiaries	74.1%	70.4%	67.0%
Customer A, a third party	Less than 10.0%	Less than 10.0%	12.6%
Customer B, a third party	Less than 10.0%	Less than 10.0%	12.5%

Accounts payable
Risks and Concentration
Schedule of concentration of customers and suppliers

	As of December 31,
	2021	2022
Supplier A, a third party	15.5%	Less than 10.0%
Supplier B, a third party	13.8%	19.0%
Supplier C, a related party	10.3%	Less than 10.0%
Supplier D, a third party	Less than 10.0%	19.1%
Supplier E, a third party	Less than 10.0%	10.9%

Total purchase
Risks and Concentration
Schedule of concentration of customers and suppliers

	Year Ended December 31,
	2020	2021	2022
Supplier A, a third party	35.2%	23.6%	Less than 10.0%
Supplier B, a third party	Less than 10.0%	Less than 10.0%	17.4%
Supplier C, a related party	Less than 10.0%	Less than 10.0%	Less than 10.0%
Supplier D, a third party	Less than 10.0%	Less than 10.0%	12.7%